Note 3 - Earnings Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	7,450	19,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 17.55	$ 20.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 23
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	21,824	14,601
Employee Stock Option and Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0